UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds

5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Brian Harding 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

ICON Consumer Discretionary Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.02%)
Apparel Retail (3.07%)
Burlington Stores, Inc.(a)	500	$81,335
TJX Cos., Inc.	11,102	496,703
		578,038
Apparel, Accessories & Luxury Goods (13.22%)
Canada Goose Holdings, Inc.(a)	1,800	78,696
Lululemon Athletica, Inc.(a)	1,900	231,059
PVH Corp.	2,400	223,080
Tapestry, Inc.	8,276	279,315
VF Corp.	23,400	1,669,356
		2,481,506
Broadcasting (6.52%)
CBS Corp., Class B	28,000	1,224,160

Cable & Satellite (9.55%)
Comcast Corp., Class A	52,700	1,794,435

Distributors (0.43%)
LKQ Corp.(a)	3,400	80,682

Footwear (8.53%)
NIKE, Inc., Class B	21,600	1,601,424

Home Furnishings (1.62%)
Mohawk Industries, Inc.(a)	2,600	304,096

Home Improvement Retail (5.79%)
Home Depot, Inc.	3,433	589,858
Lowe’s Cos., Inc.	5,400	498,744
		1,088,602
Homebuilding (13.78%)
DR Horton, Inc.	22,032	763,629
Lennar Corp., Class A	12,900	505,035
M/I Homes, Inc.(a)	7,600	159,752
PulteGroup, Inc.	9,600	249,504
Toll Brothers, Inc.	9,500	312,835
TopBuild Corp.(a)	10,100	454,500
William Lyon Homes, Class A(a)	13,401	143,257
		2,588,512
Homefurnishing Retail (4.26%)
Aaron’s, Inc.	17,700	744,285
At Home Group, Inc.(a)(b)	3,000	55,980
		800,265
Hotels, Resorts & Cruise Lines (1.82%)
Hilton Worldwide Holdings, Inc.	1,700	122,060
Marriott International, Inc./MD, Class A	401	43,533
	Shares or Principal Amount	Value
Hotels, Resorts & Cruise Lines (continued)
Royal Caribbean Cruises, Ltd.	1,800	$176,022
		341,615
Household Appliances (2.25%)
Whirlpool Corp.	3,947	421,816

Integrated Telecommunication Services (4.50%)
AT&T, Inc.	29,621	845,383

Internet & Direct Marketing Retail (19.27%)
Amazon.com, Inc.(a)	1,200	1,802,364
Booking Holdings, Inc.(a)	600	1,033,452
eBay, Inc.(a)	7,100	199,297
Expedia, Inc.	5,200	585,780
		3,620,893
Movies & Entertainment (1.55%)
Viacom, Inc., Class B	11,300	290,410

Specialized Consumer Services (0.86%)
Weight Watchers International, Inc.(a)	4,200	161,910

Total Common Stocks
(Cost $21,114,048)		18,223,747

Total Investments (97.02%)
(Cost $21,114,048)		$18,223,747

Other Assets Less Liabilities (2.98%)		560,713

Net Assets (100.00%)		$18,784,460

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2018.

Sector Composition (December 31, 2018) (Unaudited)
Consumer Discretionary	74.90%
Communication Services	22.12%
97.02%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2018) (Unaudited)
Internet & Direct Marketing Retail	19.27%
Homebuilding	13.78%
Apparel, Accessories & Luxury Goods	13.22%
Cable & Satellite	9.55%
Footwear	8.53%
Broadcasting	6.52%
Home Improvement Retail	5.79%
Integrated Telecommunication Services	4.50%
Homefurnishing Retail	4.26%
Apparel Retail	3.07%
Household Appliances	2.25%
Hotels, Resorts & Cruise Lines	1.82%
Home Furnishings	1.62%
Movies & Entertainment	1.55%
Other Industries (each less than 1%)	1.29%
97.02%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (82.51%)
Agricultural Products (4.15%)
Archer-Daniels-Midland Co.	8,794	$360,290

Brewers (1.82%)
Anheuser-Busch InBev SA/NV, Sponsored ADR(a)	2,400	157,944

Distillers & Vintners (8.56%)
Constellation Brands, Inc., Class A	3,300	530,706
Diageo PLC, ADR(a)	1,500	212,700
		743,406
Food Distributors (2.99%)
Sysco Corp.	1,100	68,926
U.S. Foods Holding Corp.(b)	4,400	139,216
United Natural Foods, Inc.(b)	4,900	51,891
		260,033
Food Retail (2.25%)
Kroger Co.	7,100	195,250

Health Care Services (7.26%)
Cigna Corp.	1,800	341,856
CVS Health Corp.	4,400	288,288
		630,144
Household Products (6.21%)
Colgate-Palmolive Co.	7,200	428,544
Procter & Gamble Co.	1,200	110,304
		538,848
Hypermarkets & Super Centers (7.47%)
Walmart, Inc.	6,964	648,696

Integrated Oil & Gas (1.50%)
Chevron Corp.	1,200	130,548

Internet & Direct Marketing Retail (1.73%)
Amazon.com, Inc.(b)	100	150,197

Packaged Foods & Meats (12.57%)
Conagra Brands, Inc.	11,938	254,996
General Mills, Inc.	2,400	93,456
Kellogg Co.	2,100	119,721
Lamb Weston Holdings, Inc.	3,400	250,104
Mondelez International, Inc., Class A	8,100	324,243
Tyson Foods, Inc., Class A	900	48,060
		1,090,580
Personal Products (1.15%)
Medifast, Inc.	800	100,016
	Shares or Principal Amount	Value
Pharmaceuticals (1.34%)
Johnson & Johnson	900	$116,145

Soft Drinks (7.16%)
Coca-Cola Co.	6,600	312,510
PepsiCo, Inc.	2,800	309,344
		621,854
Tobacco (16.35%)
Altria Group, Inc.	13,000	642,070
British American Tobacco PLC, Sponsored ADR	5,200	165,672
Philip Morris International, Inc.	8,300	554,108
Turning Point Brands, Inc.	2,100	57,162
		1,419,012
Total Common Stocks
(Cost $8,159,412)		7,162,963

Total Investments (82.51%)
(Cost $8,159,412)		$7,162,963

Other Assets Less Liabilities (17.49%)		1,518,599

Net Assets (100.00%)		$8,681,562

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of December 31, 2018.
(b)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (December 31, 2018) (Unaudited)
Consumer Staples	70.68%
Health Care	8.60%
Consumer Discretionary	1.73%
Energy	1.50%
82.51%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2018) (Unaudited)
Tobacco	16.35%
Packaged Foods & Meats	12.57%
Distillers & Vintners	8.56%
Hypermarkets & Super Centers	7.47%
Health Care Services	7.26%
Soft Drinks	7.16%
Household Products	6.21%
Agricultural Products	4.15%
Food Distributors	2.99%
Food Retail	2.25%
Brewers	1.82%
Internet & Direct Marketing Retail	1.73%
Integrated Oil & Gas	1.50%
Pharmaceuticals	1.34%
Personal Products	1.15%
82.51%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.68%)
Coal & Consumable Fuels (2.42%)
Alliance Resource Partners LP	165,800	$2,874,972

Integrated Oil & Gas (39.86%)
Chevron Corp.	177,800	19,342,862
Exxon Mobil Corp.	370,200	25,243,938
TOTAL SA, Sponsored ADR	54,200	2,828,156
		47,414,956
Oil & Gas Exploration & Production (41.98%)
Cabot Oil & Gas Corp.	186,400	4,166,040
Callon Petroleum Co.(a)(b)	401,400	2,605,086
Carrizo Oil & Gas, Inc.(a)(b)	129,800	1,465,442
Centennial Resource Development, Inc., Class A(a)(b)	185,200	2,040,904
Cimarex Energy Co.	55,600	3,427,740
ConocoPhillips	74,800	4,663,780
Diamondback Energy, Inc.(b)	91,761	8,506,245
EOG Resources, Inc.	93,200	8,127,972
Gulfport Energy Corp.(a)(b)	468,600	3,069,330
Matador Resources Co.(a)(b)	122,700	1,905,531
Newfield Exploration Co.(a)	134,500	1,971,770
Parsley Energy, Inc., Class A(a)	160,700	2,567,986
Pioneer Natural Resources Co.	26,100	3,432,672
WildHorse Resource Development Corp.(a)	142,200	2,006,442
		49,956,940
Oil & Gas Refining & Marketing (14.18%)
HollyFrontier Corp.	29,700	1,518,264
Marathon Petroleum Corp.	94,000	5,546,940
Phillips 66	66,500	5,728,975
Valero Energy Corp.	54,400	4,078,368
		16,872,547
Railroads (1.24%)
Kansas City Southern	15,500	1,479,475

Total Common Stocks
(Cost $142,116,356)		118,598,890

Underlying Security/Expiration Date/Exercise Price/ Notional Amount	Contracts	Value
Purchased Call Options (0.01%)
SPDR S&P Oil & Gas Exploration & Production ETF
06/21/19, 30, $122,038	46	6,739
Underlying Security/Expiration Date/Exercise Price/ Notional Amount	Contracts	Value
Purchased Call Options (0.01%) (continued)
SRC Energy, Inc.
03/15/19, 10, $376,000	800	$2,000
		8,739
Total Purchased Call Options
(Cost $97,607)		8,739

Total Investments (99.69%)
(Cost $142,213,963)		$118,607,629

Other Assets Less Liabilities (0.31%)		363,815

Net Assets (100.00%)		$118,971,444

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2018.

ADR - American Depositary Receipt

Sector Composition (December 31, 2018) (Unaudited)
Energy	98.44%
Industrials	1.24%
99.68%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2018) (Unaudited)
Oil & Gas Exploration & Production	41.98%
Integrated Oil & Gas	39.86%
Oil & Gas Refining & Marketing	14.18%
Coal & Consumable Fuels	2.42%
Railroads	1.24%
99.68%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.82%)
Asset Management & Custody Banks (1.80%)
Ameriprise Financial, Inc.	5,600	$584,472

Consumer Finance (10.27%)
Ally Financial, Inc.	34,100	772,706
American Express Co.	10,700	1,019,924
Discover Financial Services	20,498	1,208,972
Encore Capital Group, Inc.(a)(b)	13,800	324,300
		3,325,902
Diversified Banks (39.24%)
Bank of America Corp.	148,800	3,666,432
Citigroup, Inc.	44,100	2,295,846
JPMorgan Chase & Co.	41,200	4,021,944
U.S. Bancorp	36,300	1,658,910
Wells Fargo & Co.	23,100	1,064,448
		12,707,580
Financial Exchanges & Data (2.69%)
MSCI, Inc.	5,900	869,837

Investment Banking & Brokerage (7.51%)
Evercore, Inc., Class A	4,800	343,488
Goldman Sachs Group, Inc.	5,600	935,480
Morgan Stanley	29,100	1,153,815
		2,432,783
Life & Health Insurance (11.11%)
CNO Financial Group, Inc.	55,200	821,376
Lincoln National Corp.	18,100	928,711
MetLife, Inc.	14,400	591,264
Principal Financial Group, Inc.	11,453	505,879
Prudential Financial, Inc.	9,200	750,260
		3,597,490
Multi-line Insurance (2.59%)
Hartford Financial Services Group, Inc.	18,900	840,105

Other Diversified Financial Services (2.86%)
Voya Financial, Inc.	23,100	927,234

Property & Casualty Insurance (2.43%)
Arch Capital Group, Ltd.(a)	29,500	788,240

Regional Banks (13.29%)
Citizens Financial Group, Inc.	10,800	321,084
East West Bancorp, Inc.	6,800	296,004
Fifth Third Bancorp	40,000	941,200
KeyCorp	57,100	843,938
Synovus Financial Corp.	23,100	738,969
Webster Financial Corp.	23,600	1,163,244
		4,304,439
	Shares or Principal Amount	Value
Thrifts & Mortgage Finance (5.03%)
Axos Financial, Inc.(a)(b)	13,400	$337,412
Essent Group, Ltd.(a)	21,100	721,198
Radian Group, Inc.	34,900	570,964
		1,629,574
Total Common Stocks
(Cost $31,808,454)		32,007,656

Collateral for Securities on Loan (1.03%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.39%	334,650	334,650

Total Collateral for Securities on Loan
(Cost $334,650)		334,650

Total Investments (99.85%)
(Cost $32,143,104)		$32,342,306

Other Assets Less Liabilities (0.15%)		48,294

Net Assets (100.00%)		$32,390,600

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2018.

Sector Composition (December 31, 2018) (Unaudited)
Financials	98.82%
98.82%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2018) (Unaudited)
Diversified Banks	39.24%
Regional Banks	13.29%
Life & Health Insurance	11.11%
Consumer Finance	10.27%
Investment Banking & Brokerage	7.51%
Thrifts & Mortgage Finance	5.03%
Other Diversified Financial Services	2.86%
Financial Exchanges & Data	2.69%
Multi-line Insurance	2.59%
Property & Casualty Insurance	2.43%
Asset Management & Custody Banks	1.80%
98.82%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.83%)
Biotechnology (11.30%)
AbbVie, Inc.	21,600	$1,991,304
Alexion Pharmaceuticals, Inc.(a)	31,281	3,045,518
Celgene Corp.(a)	27,600	1,768,884
Regeneron Pharmaceuticals, Inc.(a)	3,000	1,120,500
		7,926,206
Health Care Equipment (12.94%)
Abbott Laboratories	54,374	3,932,871
Becton Dickinson and Co.	10,300	2,320,796
Edwards Lifesciences Corp.(a)	13,000	1,991,210
Teleflex, Inc.	3,200	827,136
		9,072,013
Health Care Services (9.63%)
Cigna Corp.	16,278	3,091,518
DaVita, Inc.(a)	19,700	1,013,762
MEDNAX, Inc.(a)	33,600	1,108,800
Premier, Inc., Class A(a)	41,132	1,536,280
		6,750,360
Health Care Technology (0.96%)
Medidata Solutions, Inc.(a)	10,000	674,200

Life & Health Insurance (3.11%)
CNO Financial Group, Inc.	62,200	925,536
Lincoln National Corp.	24,500	1,257,095
		2,182,631
Life Sciences Tools & Services (8.51%)
IQVIA Holdings, Inc.(a)	12,638	1,468,157
PRA Health Sciences, Inc.(a)	24,400	2,243,824
Thermo Fisher Scientific, Inc.	10,082	2,256,251
		5,968,232
Managed Health Care (22.39%)
Anthem, Inc.	9,100	2,389,933
Centene Corp.(a)	22,411	2,583,988
HealthEquity, Inc.(a)	18,400	1,097,560
Humana, Inc.	6,000	1,718,880
UnitedHealth Group, Inc.	23,300	5,804,496
WellCare Health Plans, Inc.(a)	8,901	2,101,437
		15,696,294
Pharmaceuticals (30.99%)
Allergan PLC	12,200	1,630,652
Amneal Pharmaceuticals, Inc.(a)(b)	128,042	1,732,408
Bristol-Myers Squibb Co.	40,893	2,125,618
Corcept Therapeutics, Inc.(a)(b)	62,000	828,320
Eli Lilly & Co.	33,100	3,830,332
Jazz Pharmaceuticals PLC(a)	19,962	2,474,490
Merck & Co., Inc.	69,188	5,286,655
Mylan NV(a)	56,000	1,534,400
	Shares or Principal Amount	Value
Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc.(a)	68,774	$2,284,672
		21,727,547
Total Common Stocks
(Cost $68,427,297)		69,997,483

Total Investments (99.83%)
(Cost $68,427,297)		$69,997,483

Other Assets Less Liabilities (0.17%)		117,811

Net Assets (100.00%)		$70,115,294

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2018.

Sector Composition (December 31, 2018) (Unaudited)

Health Care	96.72%
Financials	3.11%
99.83%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2018) (Unaudited)
Pharmaceuticals	30.99%
Managed Health Care	22.39%
Health Care Equipment	12.94%
Biotechnology	11.30%
Health Care Services	9.63%
Life Sciences Tools & Services	8.51%
Life & Health Insurance	3.11%
Health Care Technology	0.96%
99.83%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.17%)
Air Freight & Logistics (16.83%)
FedEx Corp.	2,700	$435,591
Forward Air Corp.	7,000	383,950
United Parcel Service, Inc., Class B	10,500	1,024,065
		1,843,606
Building Products (5.21%)
Armstrong World Industries, Inc.	3,000	174,630
Fortune Brands Home & Security, Inc.	4,900	186,151
Masco Corp.	7,200	210,528
		571,309
Commodity Chemicals (2.74%)
Cabot Corp.	7,000	300,580

Construction Machinery & Heavy Trucks (19.17%)
Allison Transmission Holdings, Inc.	9,000	395,190
Cummins, Inc.	6,600	882,024
PACCAR, Inc.	14,400	822,816
		2,100,030
Diversified Chemicals (2.82%)
Huntsman Corp.	16,000	308,640

Electrical Components & Equipment (3.76%)
Eaton Corp. PLC	6,000	411,960

Industrial Machinery (5.16%)
Ingersoll-Rand PLC	4,600	419,658
Snap-on, Inc.	1,000	145,290
		564,948
Integrated Oil & Gas (3.24%)
Royal Dutch Shell PLC, Class A, Sponsored ADR	6,100	355,447

Oil & Gas Exploration & Production (6.71%)
EOG Resources, Inc.	2,500	218,025
Pioneer Natural Resources Co.	2,000	263,040
WildHorse Resource Development Corp.(a)	18,000	253,980
		735,045
Railroads (23.01%)
Canadian Pacific Railway, Ltd.	3,400	603,908
CSX Corp.	10,000	621,300
Kansas City Southern	7,500	715,875
Union Pacific Corp.	4,200	580,566
		2,521,649
Trading Companies & Distributors (5.09%)
Air Lease Corp.	12,000	362,520
United Rentals, Inc.(a)	1,900	194,807
		557,327
	Shares or Principal Amount	Value
Trucking (3.43%)
Knight-Swift Transportation Holdings, Inc.(b)	15,000	$376,050

Total Common Stocks
(Cost $12,272,739)		10,646,591

Total Investments (97.17%)
(Cost $12,272,739)		$10,646,591

Other Assets Less Liabilities (2.83%)		309,781

Net Assets (100.00%)		$10,956,372

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2018.

ADR - American Depositary Receipt

Sector Composition (December 31, 2018) (Unaudited)
Industrials	81.66%
Energy	9.95%
Materials	5.56%
97.17%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2018) (Unaudited)
Railroads	23.01%
Construction Machinery & Heavy Trucks	19.17%
Air Freight & Logistics	16.83%
Oil & Gas Exploration & Production	6.71%
Building Products	5.21%
Industrial Machinery	5.16%
Trading Companies & Distributors	5.09%
Electrical Components & Equipment	3.76%
Trucking	3.43%
Integrated Oil & Gas	3.24%
Diversified Chemicals	2.82%
Commodity Chemicals	2.74%
97.17%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.44%)
Application Software (6.53%)
CDK Global, Inc.	31,800	$1,522,584
LogMeIn, Inc.	9,100	742,287
salesforce.com, Inc.(a)	6,900	945,093
		3,209,964
Communications Equipment (1.71%)
Motorola Solutions, Inc.	7,300	839,792

Data Processing & Outsourced Services (19.89%)
Alliance Data Systems Corp.	8,300	1,245,664
Euronet Worldwide, Inc.(a)	16,300	1,668,794
Global Payments, Inc.	12,000	1,237,560
Mastercard, Inc., Class A	7,400	1,396,010
Total System Services, Inc.	13,200	1,073,028
Visa, Inc., Class A	23,980	3,163,921
		9,784,977
Electronic Manufacturing Services (2.20%)
TE Connectivity, Ltd.	14,300	1,081,509

Financial Exchanges & Data (1.95%)
MSCI, Inc.	6,500	958,295

Integrated Telecommunication Services (3.05%)
AT&T, Inc.	52,600	1,501,204

IT Consulting & Other Services (9.45%)
Booz Allen Hamilton Holding Corp.	18,000	811,260
Cognizant Technology Solutions Corp., Class A	25,200	1,599,696
DXC Technology Co.	19,900	1,058,083
International Business Machines Corp.	10,400	1,182,168
		4,651,207
Semiconductor Equipment (4.04%)
Applied Materials, Inc.	19,200	628,608
Lam Research Corp.	4,800	653,616
MKS Instruments, Inc.	10,900	704,249
		1,986,473
Semiconductors (13.16%)
Diodes, Inc.(a)	36,000	1,161,360
Intel Corp.	55,700	2,614,001
Micron Technology, Inc.(a)	22,200	704,406
Monolithic Power Systems, Inc.	6,500	755,625
Skyworks Solutions, Inc.	18,500	1,239,870
		6,475,262
Systems Software (2.17%)
ServiceNow, Inc.(a)	6,000	1,068,300
	Shares or Principal Amount	Value
Technology Distributors (14.89%)
Arrow Electronics, Inc.(a)	12,800	$882,560
Avnet, Inc.	21,300	768,930
CDW Corp.	30,800	2,496,340
ScanSource, Inc.(a)	44,700	1,536,786
SYNNEX Corp.	20,300	1,641,052
		7,325,668
Technology Hardware, Storage & Peripherals (17.01%)
Apple, Inc.	37,700	5,946,798
NetApp, Inc.	16,100	960,687
Super Micro Computer, Inc.(a)	105,800	1,460,040
		8,367,525
Wireless Telecommunication Services (2.39%)
T-Mobile U.S., Inc.(a)	18,500	1,176,785

Total Common Stocks
(Cost $48,070,811)		48,426,961

Total Investments (98.44%)
(Cost $48,070,811)		$48,426,961

Other Assets Less Liabilities (1.56%)		769,882

Net Assets (100.00%)		$49,196,843

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (December 31, 2018) (Unaudited)
Information Technology	91.05%
Communication Services	5.44%
Financials	1.95%
98.44%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2018) (Unaudited)
Data Processing & Outsourced Services	19.89%
Technology Hardware, Storage & Peripherals	17.01%
Technology Distributors	14.89%
Semiconductors	13.16%
IT Consulting & Other Services	9.45%
Application Software	6.53%
Semiconductor Equipment	4.04%
Integrated Telecommunication Services	3.05%
Wireless Telecommunication Services	2.39%
Electronic Manufacturing Services	2.20%
Systems Software	2.17%
Financial Exchanges & Data	1.95%
Communications Equipment	1.71%
98.44%

Percentages are based upon common stocks as a percentage of net assets.

ICON Natural Resources Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.94%)
Diversified Chemicals (6.49%)
DowDuPont, Inc.	21,600	$1,155,168
Eastman Chemical Co.	16,200	1,184,382
Huntsman Corp.	80,000	1,543,200
		3,882,750
Integrated Oil & Gas (38.78%)
Chevron Corp.	30,000	3,263,700
Gazprom PJSC, Sponsored ADR	815,000	3,608,264
LUKOIL PJSC, Sponsored ADR	47,000	3,352,980
MOL Hungarian Oil & Gas PLC	240,000	2,633,848
Rosneft Oil Co. PJSC, GDR	546,000	3,369,146
Royal Dutch Shell PLC, Class A, Sponsored ADR	66,000	3,845,820
TOTAL SA, Sponsored ADR	59,000	3,078,620
		23,152,378
Oil & Gas Exploration & Production (24.28%)
Carrizo Oil & Gas, Inc.(a)(b)	114,000	1,287,060
CNOOC, Ltd.	1,976,000	3,043,678
Diamondback Energy, Inc.	18,700	1,733,490
EOG Resources, Inc.	31,000	2,703,510
Parsley Energy, Inc., Class A(a)	75,500	1,206,490
Pioneer Natural Resources Co.	22,000	2,893,440
WildHorse Resource Development Corp.(a)	115,000	1,622,650
		14,490,318
Oil & Gas Refining & Marketing (15.39%)
Marathon Petroleum Corp.	31,000	1,829,310
Motor Oil Hellas Corinth Refineries SA	91,000	2,191,422
Petron Corp.	5,791,588	849,161
Reliance Industries, Ltd., Sponsored GDR(c)	68,000	2,164,046
Tupras Turkiye Petrol Rafinerileri AS	98,000	2,158,871
		9,192,810
Paper Packaging (5.05%)
DS Smith PLC	262,000	999,154
International Paper Co.	50,000	2,018,000
		3,017,154
Paper Products (7.44%)
Lee & Man Paper Manufacturing, Ltd.	1,645,000	1,392,154
Mondi PLC	88,000	1,832,844
Nine Dragons Paper Holdings, Ltd.	1,320,000	1,219,367
		4,444,365
	Shares or Principal Amount	Value
Specialty Chemicals (1.51%)
Celanese Corp., Class A	10,000	$899,700

Total Common Stocks
(Cost $69,300,867)		59,079,475

Total Investments (98.94%)
(Cost $69,300,867)		$59,079,475

Other Assets Less Liabilities (1.06%)		634,197

Net Assets (100.00%)		$59,713,672

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2018.
(c)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2018, these securities had a total aggregate market value of $2,164,046.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Sector Composition (December 31, 2018) (Unaudited)
Energy	78.45%
Materials	20.49%
98.94%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2018) (Unaudited)
Integrated Oil & Gas	38.78%
Oil & Gas Exploration & Production	24.28%
Oil & Gas Refining & Marketing	15.39%
Paper Products	7.44%
Diversified Chemicals	6.49%
Paper Packaging	5.05%
Specialty Chemicals	1.51%
98.94%

Percentages are based upon common stocks as a percentage of net assets.

Country Composition (December 31, 2018) (Unaudited)
United States	39.09%
Russia	17.30%
Netherlands	6.44%
France	5.16%
China	5.10%
United Kingdom	4.74%
Hungary	4.41%
Hong Kong	4.37%
Greece	3.67%
Turkey	3.62%
India	3.62%
Philippines	1.42%
98.94%

Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.56%)
Cable & Satellite (1.74%)
Comcast Corp., Class A	20,300	$691,215

Electric Utilities (37.73%)
American Electric Power Co., Inc.	21,500	1,606,910
Avangrid, Inc.	30,100	1,507,709
Duke Energy Corp.	17,900	1,544,770
Edison International	15,400	874,258
Evergy, Inc.	30,700	1,742,839
Eversource Energy	17,700	1,151,208
NextEra Energy, Inc.	15,200	2,642,064
Pinnacle West Capital Corp.	9,200	783,840
PPL Corp.	35,000	991,550
Southern Co.	15,200	667,584
Xcel Energy, Inc.	30,100	1,483,027
		14,995,759
Gas Utilities (1.71%)
National Fuel Gas Co.(a)	13,300	680,694

Independent Power Producers & Energy Traders (2.40%)
AES Corp.	65,900	952,914

Integrated Oil & Gas (4.07%)
Chevron Corp.	4,100	446,039
TOTAL SA, Sponsored ADR	22,500	1,174,050
		1,620,089
Integrated Telecommunication Services (2.87%)
AT&T, Inc.	40,000	1,141,600

Multi-Utilities (36.29%)
Ameren Corp.	22,500	1,467,675
Black Hills Corp.	14,000	878,920
CenterPoint Energy, Inc.	80,300	2,266,869
Consolidated Edison, Inc.	17,100	1,307,466
Dominion Energy, Inc.	29,900	2,136,654
DTE Energy Co.	22,500	2,481,750
MDU Resources Group, Inc.	23,700	565,008
NiSource, Inc.	54,300	1,376,505
Sempra Energy(a)	18,000	1,947,420
		14,428,267
Oil & Gas Exploration & Production (3.69%)
Cimarex Energy Co.	10,600	653,490
Diamondback Energy, Inc.	3,900	361,530
EOG Resources, Inc.	5,200	453,492
		1,468,512
Railroads (2.07%)
Kansas City Southern	8,600	820,870
	Shares or Principal Amount	Value
Water Utilities (5.99%)
American Water Works Co., Inc.	11,400	$1,034,778
Consolidated Water Co., Ltd.	115,700	1,349,062
		2,383,840
Total Common Stocks
(Cost $38,791,356)		39,183,760

Total Investments (98.56%)
(Cost $38,791,356)		$39,183,760

Other Assets Less Liabilities (1.44%)		570,598

Net Assets (100.00%)		$39,754,358

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of December 31, 2018.

ADR - American Depositary Receipt

Sector Composition (December 31, 2018) (Unaudited)
Utilities	84.12%
Energy	7.76%
Communication Services	4.61%
Industrials	2.07%
98.56%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2018) (Unaudited)
Electric Utilities	37.73%
Multi-Utilities	36.29%
Water Utilities	5.99%
Integrated Oil & Gas	4.07%
Oil & Gas Exploration & Production	3.69%
Integrated Telecommunication Services	2.87%
Independent Power Producers & Energy Traders	2.40%
Railroads	2.07%
Cable & Satellite	1.74%
Gas Utilities	1.71%
98.56%

Percentages are based upon common stocks as a percentage of net assets.

ICON Emerging Markets Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (94.01%)
Commodity Chemicals (3.73%)
Cabot Corp.	6,200	$266,228
Indorama Ventures PCL	190,000	317,074
Kumho Petrochemical Co., Ltd.	3,000	234,891
Mexichem SAB de CV	262,246	666,032
PTT Global Chemical PCL	140,000	306,753
		1,790,978
Construction Materials (2.83%)
China Resources Cement Holdings, Ltd.	454,000	409,388
West China Cement, Ltd.	7,000,000	949,397
		1,358,785
Diversified Banks (25.06%)
Agricultural Bank of China, Ltd., Class H	3,364,000	1,473,421
Akbank T.A.S.	490,000	632,131
Banco do Brasil SA	41,000	491,799
Bank of China, Ltd., Class H	3,462,000	1,492,477
Bank Pan Indonesia Tbk PT(a)	4,827,400	384,524
China Construction Bank Corp., Class H	1,750,000	1,432,993
Grupo Financiero Banorte SAB de CV, Class O	95,108	464,270
Industrial & Commercial Bank of China, Ltd., Class H	1,052,000	748,245
Industrial Bank of Korea	52,000	654,891
Metropolitan Bank & Trust Co.	563,179	869,489
OTP Bank Nyrt	18,000	727,436
Sberbank of Russia PJSC, Sponsored ADR	88,000	964,480
Shinhan Financial Group Co., Ltd.	28,000	992,771
Turkiye Garanti Bankasi AS	470,000	704,472
		12,033,399
Diversified Real Estate Activity (1.22%)
Ayala Land, Inc.	760,000	587,423

Electronic Equipment & Instruments (0.71%)
SFA Engineering Corp.	11,000	341,663

Gas Utilities (0.88%)
GAIL India, Ltd.	82,000	423,105

Independent Power Producers & Energy Traders (2.38%)
Aboitiz Power Corp.	642,000	428,055
Electricity Generating PCL	94,000	716,414
		1,144,469
Industrial Machinery (2.01%)
China Conch Venture Holdings, Ltd.	324,000	964,714
	Shares or Principal Amount	Value
Integrated Oil & Gas (14.50%)
China Petroleum & Chemical Corp., Class H	1,084,000	$772,686
Gazprom PJSC, Sponsored ADR	346,000	1,531,852
LUKOIL PJSC, Sponsored ADR	20,000	1,426,800
MOL Hungarian Oil & Gas PLC	106,000	1,163,283
Oil & Natural Gas Corp., Ltd.	326,000	699,813
Rosneft Oil Co. PJSC, GDR	222,000	1,369,873
		6,964,307
Interactive Media & Services (3.32%)
Momo, Inc., Sponsored ADR(a)	14,000	332,500
Tencent Holdings, Ltd.	31,545	1,264,335
		1,596,835
Internet & Direct Marketing Retail (1.26%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	4,400	603,108

IT Consulting & Other Services (3.09%)
HCL Technologies, Ltd.	57,657	796,725
Infosys, Ltd.	72,488	684,890
		1,481,615
Oil & Gas Exploration & Production (7.90%)
CNOOC, Ltd.	1,017,000	1,566,508
Diamondback Energy, Inc.	7,296	676,339
EOG Resources, Inc.	5,200	453,492
Pioneer Natural Resources Co.	4,700	618,144
WildHorse Resource Development Corp.(a)	34,000	479,740
		3,794,223
Oil & Gas Refining & Marketing (8.02%)
Motor Oil Hellas Corinth Refineries SA	21,000	505,713
Petron Corp.	4,620,077	677,395
Reliance Industries, Ltd.	70,000	1,123,434
SK Innovation Co., Ltd.	5,500	882,829
Tupras Turkiye Petrol Rafinerileri AS	30,000	660,879
		3,850,250
Paper Packaging (0.43%)
DS Smith PLC	54,000	205,932

Paper Products (3.75%)
Lee & Man Paper Manufacturing, Ltd.	1,067,000	902,996
Mondi PLC	26,000	541,522
Nine Dragons Paper Holdings, Ltd.	384,000	354,725
		1,799,243
Real Estate Development (2.02%)
LSR Group PJSC, GDR	200,000	335,057
Megaworld Corp.	7,023,000	632,153
		967,210

	Shares or Principal Amount	Value
Regional Banks (4.11%)
DGB Financial Group, Inc.	127,000	$946,055
Regional SAB de CV	223,800	1,028,477
		1,974,532
Renewable Electricity (1.49%)
China Everbright Greentech, Ltd.	1,004,792	714,595

Semiconductors (1.33%)
Nanya Technology Corp.	152,000	272,204
Taiwan Semiconductor Manufacturing Co., Ltd.	50,000	363,062
		635,266
Steel (0.91%)
POSCO	2,000	437,463

Technology Hardware, Storage & Peripherals (0.54%)
Samsung Electronics Co., Ltd.	7,500	261,088

Water Utilities (1.27%)
TTW PCL	1,599,400	609,108

Wireless Telecommunication Services (1.25%)
China Mobile, Ltd.	39,000	377,387
TIM Participacoes SA	72,000	220,138
		597,525
Total Common Stocks
(Cost $48,651,443)		45,136,836

Preferred Stocks (5.05%)
Diversified Banks (2.27%)
Banco Bradesco SA	77,000	767,864
Banco do Estado do Rio Grande do Sul SA, Class B	56,000	320,475
		1,088,339
Integrated Oil & Gas (1.49%)
Petroleo Brasileiro SA	122,000	713,916

Integrated Telecommunication Services (1.29%)
Telefonica Brasil SA	52,000	620,257

Total Preferred Stocks
(Cost $2,540,954)		2,422,512
	Shares or Principal Amount	Value
Closed-End Mutual Funds (0.97%)
Asia Pacific Fund, Inc.	41,000	$467,400
Total Closed-End Mutual Funds
(Cost $467,697)		467,400

Total Investments (100.03%)
(Cost $51,660,094)		$48,026,748

Liabilities Less Other Assets (-0.03%)		(16,682)

Net Assets (100.00%)		$48,010,066

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Country Composition (December 31, 2018) (Unaudited)
China	24.16%
Russia	11.72%
South Korea	9.89%
India	7.77%
Philippines	6.65%
Brazil	6.53%
Hong Kong	5.75%
United States	5.19%
Mexico	4.50%
Turkey	4.17%
Thailand	4.06%
Hungary	3.93%
United Kingdom	1.56%
Taiwan	1.33%
Greece	1.05%
Indonesia	0.80%
99.06%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Sector Composition (December 31, 2018) (Unaudited)

Energy	31.91%
Financials	31.44%
Materials	11.65%
Utilities	6.02%
Communication Services	5.86%
Information Technology	5.67%
Real Estate	3.24%
Industrials	2.01%
Consumer Discretionary	1.26%
99.06%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Industry Composition (December 31, 2018) (Unaudited)
Diversified Banks	27.33%
Integrated Oil & Gas	15.99%
Oil & Gas Refining & Marketing	8.02%
Oil & Gas Exploration & Production	7.90%
Regional Banks	4.11%
Paper Products	3.75%
Commodity Chemicals	3.73%
Interactive Media & Services	3.32%
IT Consulting & Other Services	3.09%
Construction Materials	2.83%
Independent Power Producers & Energy Traders	2.38%
Real Estate Development	2.02%
Industrial Machinery	2.01%
Renewable Electricity	1.49%
Semiconductors	1.33%
Integrated Telecommunication Services	1.29%
Water Utilities	1.27%
Internet & Direct Marketing Retail	1.26%
Wireless Telecommunication Services	1.25%
Diversified Real Estate Activities	1.22%
Other Industries (each less than 1%)	3.47%
99.06%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (90.35%)
Aerospace & Defense (0.97%)
Airbus SE	3,500	$333,690

Application Software (1.62%)
Open Text Corp.	17,000	554,131

Biotechnology (0.40%)
Alexion Pharmaceuticals, Inc.(a)	1,400	136,304

Building Products (0.79%)
Tyman PLC	90,264	270,369

Commodity Chemicals (2.97%)
Cabot Corp.	2,600	111,644
Indorama Ventures PCL	100,000	166,881
Kumho Petrochemical Co., Ltd.	2,400	187,913
Mexichem SAB de CV	129,654	329,285
PTT Global Chemical PCL	100,000	219,110
		1,014,833
Construction Materials (0.94%)
West China Cement, Ltd.	2,380,000	322,795

Diversified Banks (17.34%)
ABN AMRO Group NV	7,200	169,429
Agricultural Bank of China, Ltd., Class H	500,000	218,998
Akbank T.A.S.	183,000	236,082
Banco do Brasil SA	24,800	297,478
Banco Santander SA	115,000	522,215
Bank of China, Ltd., Class H	1,060,000	456,969
BNP Paribas SA	6,200	279,997
DNB ASA	7,700	123,598
Grupo Financiero Banorte SAB de CV, Class O	25,591	124,923
HSBC Holdings PLC	35,000	288,741
ING Groep NV	19,600	210,829
KB Financial Group, Inc.	8,200	342,078
Lloyds Banking Group PLC	286,000	188,526
Metropolitan Bank & Trust Co.	125,150	193,218
OTP Bank Nyrt	8,000	323,305
Oversea-Chinese Banking Corp., Ltd.	48,000	397,036
Sberbank of Russia PJSC, Sponsored ADR	42,000	460,320
Shinhan Financial Group Co., Ltd.	3,200	113,460
Toronto-Dominion Bank	6,100	303,213
Turkiye Garanti Bankasi AS	126,000	188,859
UniCredit SpA	43,584	493,672
		5,932,946
	Shares or Principal Amount	Value
Diversified Chemicals (2.59%)
BASF SE	5,000	$348,268
Mitsubishi Chemical Holdings Corp.	36,000	271,979
Sumitomo Chemical Co., Ltd.	55,000	266,349
		886,596
Electric Utilities (4.55%)
CK Infrastructure Holdings, Ltd.	54,000	408,656
Enel SpA	46,000	266,673
Iberdrola SA	110,000	883,288
		1,558,617
Fertilizers & Agricultural Chemicals (1.78%)
Nutrien, Ltd.	13,000	610,577

Independent Power Producers & Energy Traders (2.57%)
Aboitiz Power Corp.	290,000	193,358
Electric Power Development Co., Ltd.	12,200	289,505
Electricity Generating PCL	52,000	396,314
		879,177
Industrial Machinery (0.44%)
China Conch Venture Holdings, Ltd.	50,000	148,876

Integrated Oil & Gas (12.45%)
BP PLC	65,000	410,910
China Petroleum & Chemical Corp., Class H	298,000	212,417
Eni SpA	21,000	331,741
Gazprom PJSC, Sponsored ADR	33,000	146,101
LUKOIL PJSC, Sponsored ADR	6,700	477,978
MOL Hungarian Oil & Gas PLC	31,600	346,790
Oil & Natural Gas Corp., Ltd.	85,000	182,467
Repsol SA	19,400	311,895
Rosneft Oil Co. PJSC, GDR	75,700	467,114
Royal Dutch Shell PLC, Class B	27,000	807,233
TOTAL SA(b)	10,800	569,648
		4,264,294
Interactive Media & Services (0.85%)
Momo, Inc., Sponsored ADR(a)	3,200	76,000
Tencent Holdings, Ltd.	5,400	216,434
		292,434
Internet & Direct Marketing Retail (0.60%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	1,500	205,605

Life & Health Insurance (1.98%)
Legal & General Group PLC	99,000	291,691
NN Group NV	5,986	237,995
Prudential PLC	8,200	146,423
		676,109

	Shares or Principal Amount	Value
Metal & Glass Containers (0.35%)
RPC Group PLC	14,600	$121,375

Multi-line Insurance (5.98%)
Allianz SE	4,500	904,299
Assicurazioni Generali SpA	28,300	473,006
Aviva PLC	77,000	368,523
AXA SA	14,000	302,147
		2,047,975
Oil & Gas Exploration & Production (5.63%)
CNOOC, Ltd.	287,000	442,073
Diamondback Energy, Inc.	7,609	705,354
Encana Corp.(b)	35,100	202,599
Newfield Exploration Co.(a)	14,200	208,172
Parsley Energy, Inc., Class A(a)	11,530	184,249
Pioneer Natural Resources Co.	1,400	184,128
		1,926,575
Oil & Gas Refining & Marketing (5.28%)
JXTG Holdings, Inc.	134,000	695,933
Petron Corp.	1,896,635	278,084
Reliance Industries, Ltd.	12,000	192,589
SK Innovation Co., Ltd.	2,400	385,234
Tupras Turkiye Petrol Rafinerileri AS	11,700	257,743
		1,809,583
Oil & Gas Storage & Transportation (1.13%)
Pembina Pipeline Corp.(b)	13,000	385,753

Other Diversified Financial Services (1.11%)
ORIX Corp.	26,000	379,910

Paper Packaging (2.58%)
DS Smith PLC	117,300	447,331
Rengo Co., Ltd.	55,000	433,944
		881,275
Paper Products (3.89%)
Lee & Man Paper Manufacturing, Ltd.	210,000	177,722
Mondi PLC	38,000	791,455
Oji Holdings Corp.	71,000	362,770
		1,331,947
Pharmaceuticals (1.59%)
GlaxoSmithKline PLC	9,400	179,146
Roche Holding AG	1,000	248,259
Takeda Pharmaceutical Co., Ltd.(b)	3,400	115,241
		542,646
Regional Banks (1.72%)
DGB Financial Group, Inc.	38,000	283,071
Regional SAB de CV	66,000	303,304
		586,375
Renewable Electricity (0.70%)
China Everbright Greentech, Ltd.	335,009	238,254

Specialty Chemicals (3.69%)
Borregaard ASA	19,128	165,718
	Shares or Principal Amount	Value
Specialty Chemicals (continued)
Covestro AG(c)	4,500	$222,860
Shin-Etsu Chemical Co., Ltd.	11,400	875,894
		1,264,472
Tobacco (1.18%)
British American Tobacco PLC	12,700	404,102

Trading Companies & Distributors (0.92%)
Ashtead Group PLC	15,100	314,977

Wireless Telecommunication Services (1.76%)
SoftBank Group Corp.	9,200	602,593

Total Common Stocks
(Cost $37,721,928)		30,925,165

Preferred Stocks (2.31%)
Diversified Banks (1.76%)
Banco Bradesco SA	32,680	325,894
Banco do Estado do Rio Grande do Sul SA, Class B	48,000	274,693
		600,587
Integrated Oil & Gas (0.55%)
Petroleo Brasileiro SA	32,300	189,012

Total Preferred Stocks
(Cost $787,107)		789,599

Collateral for Securities on Loan (1.18%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.39%	404,044	404,044

Total Collateral for Securities on Loan
(Cost $404,044)		404,044

Total Investments (93.84%)
(Cost $38,913,079)		$32,118,808

Other Assets Less Liabilities (6.16%)		2,108,676

Net Assets (100.00%)		$34,227,484

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2018.

(c)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2018, these securities had a total aggregate market value of $222,860.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Country Composition (December 31, 2018) (Unaudited)
United Kingdom	14.69%
Japan	12.55%
China	6.72%
Canada	6.01%
Spain	5.02%
Italy	4.57%
Russia	4.53%
United States	4.48%
France	4.33%
Germany	4.31%
South Korea	3.84%
Brazil	3.18%
Hong Kong	2.41%
Thailand	2.29%
Mexico	2.22%
Turkey	1.99%
Hungary	1.95%
Philippines	1.93%
Netherlands	1.82%
Singapore	1.16%
India	1.09%
Norway	0.84%
Switzerland	0.73%
92.66%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Sector Composition (December 31, 2018) (Unaudited)
Financials	29.89%
Energy	25.04%
Materials	18.79%
Utilities	7.82%
Industrials	3.12%
Communication Services	2.61%
Health Care	1.99%
Information Technology	1.62%
Consumer Staples	1.18%
Consumer Discretionary	0.60%
92.66%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Industry Composition (December 31, 2018) (Unaudited)
Diversified Banks	19.10%
Integrated Oil & Gas	13.00%
Multi-line Insurance	5.98%
Oil & Gas Exploration & Production	5.63%
Oil & Gas Refining & Marketing	5.28%
Electric Utilities	4.55%
Paper Products	3.89%
Specialty Chemicals	3.69%
Commodity Chemicals	2.97%
Diversified Chemicals	2.59%
Paper Packaging	2.58%
Independent Power Producers & Energy Traders	2.57%
Life & Health Insurance	1.98%
Fertilizers & Agricultural Chemicals	1.78%
Wireless Telecommunication Services	1.76%
Regional Banks	1.72%
Application Software	1.62%
Pharmaceuticals	1.59%
Tobacco	1.18%
Oil & Gas Storage & Transportation	1.13%
Other Diversified Financial Services	1.11%
Other Industries (each less than 1%)	6.96%
92.66%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Flexible Bond Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (58.41%)
Communication Services (4.46%)
CSC Holdings LLC
10.13%, 01/15/23(a)	$2,400,000	$2,581,824
10.88%, 10/15/25(a)	750,000	842,190
Lee Enterprises, Inc.
9.50%, 03/15/22(a)	1,650,000	1,683,000
		5,107,014
Consumer Discretionary (13.31%)
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(a)	100,000	99,875
Foot Locker, Inc.
8.50%, 01/15/22	3,250,000	3,510,000
KB Home
7.63%, 05/15/23	400,000	405,000
Lear Corp.
5.38%, 03/15/24	1,500,000	1,543,026
M/I Homes, Inc.
6.75%, 01/15/21	1,316,000	1,309,420
Nexteer Automotive Group, Ltd.
5.88%, 11/15/21(a)	200,000	203,311
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	4,650,000	4,743,000
Silversea Cruise Finance, Ltd.
7.25%, 02/01/25(a)	850,000	898,620
William Lyon Homes, Inc.
7.00%, 08/15/22(b)	2,550,000	2,524,500
		15,236,752
Consumer Staples (7.18%)
Central Garden & Pet Co.
6.13%, 11/15/23	2,550,000	2,543,625
Conagra Brands, Inc.
7.13%, 10/01/26	1,150,000	1,305,049
Darling Ingredients, Inc.
5.38%, 01/15/22	1,369,000	1,358,732
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	3,000,000	3,012,374
		8,219,780
Energy (9.18%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/22	3,658,000	3,731,160
6.38%, 05/01/24	1,945,000	2,008,213
Continental Resources, Inc.
5.00%, 09/15/22	4,300,000	4,269,276
CVR Refining LLC / Coffeyville Finance, Inc.
6.50%, 11/01/22	500,000	492,500
		10,501,149
	Shares or Principal Amount	Value
Financial (6.60%)
Catlin Insurance Co., Ltd.
3M US L + 2.975%, (a)(c)(d)	$850,000	$795,600
Delphi Financial Group, Inc.
7.88%, 01/31/20	800,000	837,240
International Lease Finance Corp.
8.25%, 12/15/20	1,113,000	1,197,111
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
7.38%, 04/01/20(a)	950,000	947,625
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)	1,000,000	1,343,846
NewBridge Bancorp, Series AI
7.25%, 03/14/24(a)(e)	500,000	502,100
Prudential Financial, Inc.
3M US L + 4.175%, 09/15/42(b)(c)	1,100,000	1,111,000
Willis North America, Inc.
7.00%, 09/29/19	800,000	818,369
		7,552,891
Health Care (3.19%)
Catholic Health Initiatives
2.95%, 11/01/22	1,000,000	978,042
Hill-Rom Holdings, Inc.
5.75%, 09/01/23(a)	1,200,000	1,200,000
Horizon Pharma USA, Inc.
8.75%, 11/01/24(a)(b)	500,000	507,500
Molina Healthcare, Inc.
5.38%, 11/15/22	1,000,000	965,000
		3,650,542
Industrials (3.95%)
Air Canada
7.75%, 04/15/21(a)	1,924,000	2,034,149
RR Donnelley & Sons Co.
7.88%, 03/15/21	309,000	309,000
USG Corp.
5.50%, 03/01/25(a)	1,000,000	1,007,500
XPO Logistics, Inc.
6.50%, 06/15/22(a)(b)	1,175,000	1,164,719
		4,515,368
Information Technology (4.94%)
Amkor Technology, Inc.
6.38%, 10/01/22	1,280,000	1,283,584
Dell International LLC / EMC Corp.
7.13%, 06/15/24(a)	1,352,000	1,375,660
Nielsen Co. Luxembourg SARL
5.50%, 10/01/21(a)	500,000	495,000
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	2,550,000	2,499,000
		5,653,244

	Shares or Principal Amount	Value
Materials (2.49%)
Hecla Mining Co.
6.88%, 05/01/21	$500,000	$490,000
Teck Resources, Ltd.
8.50%, 06/01/24(a)	2,205,000	2,362,106
		2,852,106
Utilities (3.11%)
DPL, Inc.
6.75%, 10/01/19	619,000	625,190
Vistra Energy Corp.
7.38%, 11/01/22	1,250,000	1,290,625
7.63%, 11/01/24	1,560,000	1,645,800
		3,561,615
Total Corporate Bonds
(Cost $68,982,845)		66,850,461

Asset-Backed Securities (2.90%)
SMB Private Education Loan Trust
Series 2014-A, Class C
4.50%, 11/15/25(a)(e)	3,500,000	3,319,138
Total Asset-Backed Securities
(Cost $3,379,221)		3,319,138

U.S. Treasury Obligations (2.62%)
U.S. Treasury Bond
2.50%, 12/31/20	3,000,000	2,999,250
Total U.S. Treasury Obligations
(Cost $2,999,064)		2,999,250

Preferred Stocks (13.95%)
Asset Management & Custody Banks (0.66%)
MVC Capital, Inc.(b)
6.25%, 11/30/22	30,211	754,671

Diversified Banks (3.14%)
GMAC Capital Trust I, Series 2
3M US L + 5.785%, 02/15/40(c)	63,769	1,616,544
JPMorgan Chase & Co., Series P 5.45%(b)(d)	5,444	133,378
Wells Fargo & Co., Series V 6.00%(d)	73,550	1,846,841
		3,596,763
Financial Services (2.35%)
Annaly Capital 8.125%, Series H(e)	18,576	470,902
Cabco Series 2004-101 Trust Goldman Sachs Capital I, Series GS
3M US L + 0.85%, 02/15/34(c)	112,061	2,217,687
		2,688,589
Life & Health Insurance (1.26%)
Prudential Financial, Inc.(b)
5.75%, 12/15/52	60,937	1,446,644

	Shares or Principal Amount	Value
Property & Casualty Insurance (6.54%)
Argo Group US, Inc.
6.50%, 09/15/42	300,029	$7,482,723

Total Preferred Stocks
(Cost $16,349,613)		15,969,390

Convertible Preferred Stocks (3.39%)
Diversified Banks (0.88%)
Wells Fargo & Co., Series L 7.50%(d)	800	1,009,576

Office REITs (2.51%)
Equity Commonwealth, Series D 6.50%(b)(d)	113,528	2,866,582

Total Convertible Preferred Stocks
(Cost $3,978,143)		3,876,158

Closed-End Mutual Funds (9.20%)
Alliance California Municipal Income Fund, Inc.	4,245	58,072
Asia Pacific Fund, Inc.	109,030	1,242,942
BlackRock Income Trust, Inc.(b)	187,541	1,057,731
Duff & Phelps Utility and Corporate Bond Trust, Inc.(b)	97,049	797,743
High Income Securities Fund(b)	211,796	1,884,984
Nuveen Taxable Municipal Income Fund	283,211	5,482,965

Total Closed-End Mutual Funds
(Cost $10,949,687)		10,524,437

Collateral for Securities on Loan (4.44%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.39%	5,083,163	5,083,163

Total Collateral for Securities on Loan
(Cost $5,083,163)		5,083,163

Total Investments (94.91%)
(Cost $111,721,736)		$108,621,997

Other Assets Less Liabilities (5.09%)		5,828,343

Net Assets (100.00%)		$114,450,340

The accompanying notes are an integral part of the schedule of investments.

LIBOR Rates:
3M US L - 3 Month LIBOR as of December 31, 2018 was 2.80%

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2018, these securities had a total aggregate market value of $33,618,137.
(b)	All or a portion of the security was on loan as of December 31, 2018.
(c)	Floating or variable rate security. The reference rate is described above. The rate in effect as of December 31, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at December 31, 2018 was $3,821,238, which represent 3.34% of the Fund's net assets.

Credit Diversification (December 31, 2018)(Unaudited)
Ba2	13.02%
Baa3	8.67%
Ba3	7.60%
B2	7.45%
B1	6.62%
Ba1	5.56%
Baa2	3.60%
NR*	4.09%
Aaa	2.62%
B3	1.98%
A3	1.17%
Baa1	0.85%
A-	0.70%
Total:	63.93%

Percentages are based upon corporate bond, asset-backed securities and U.S. Treasury obligations investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc where available, otherwise on Standard & Poor’s Financial Services LLC.

* NR - Not Rated

ICON Equity Income Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (6.72%)
Communication Services (0.85%)
CSC Holdings LLC
10.13%, 01/15/23(a)	$200,000	$215,152
10.88%, 10/15/25(a)	100,000	112,292
Lee Enterprises, Inc.
9.50%, 03/15/22(a)	250,000	255,000
		582,444
Consumer Discretionary (2.24%)
Foot Locker, Inc.
8.50%, 01/15/22	300,000	324,000
M/I Homes, Inc.
6.75%, 01/15/21	200,000	199,000
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	650,000	663,000
William Lyon Homes, Inc.
7.00%, 08/15/22	350,000	346,500
		1,532,500
Consumer Staples (0.87%)
Central Garden & Pet Co.
6.13%, 11/15/23	600,000	598,500

Health Care (0.28%)
Molina Healthcare, Inc.
5.38%, 11/15/22	200,000	193,000

Industrials (0.68%)
Air Canada
7.75%, 04/15/21(a)	200,000	211,450
RR Donnelley & Sons Co.
7.88%, 03/15/21	155,000	155,000
USG Corp.
5.50%, 03/01/25(a)	100,000	100,750
		467,200
Information Technology (0.36%)
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	250,000	245,000

Materials (0.83%)
Freeport-McMoRan, Inc.
6.88%, 02/15/23	244,000	251,625
Teck Resources, Ltd.
8.50%, 06/01/24(a)	292,000	312,805
		564,430
Real Estate (0.14%)
Iron Mountain, Inc.
5.75%, 08/15/24(b)	100,000	95,000
	Shares or Principal Amount	Value
Telecommunication Services (0.29%)
Level 3 Parent LLC
5.75%, 12/01/22	$200,000	$196,418

Utilities (0.18%)
DPL, Inc.
6.75%, 10/01/19	124,000	125,240

Total Corporate Bonds
(Cost $4,764,859)		4,599,732

Common Stocks (88.54%)
Aerospace & Defense (1.93%)
Boeing Co.	4,100	1,322,250

Apparel, Accessories & Luxury Goods (4.68%)
Ralph Lauren Corp.	12,300	1,272,558
Tapestry, Inc.	19,900	671,625
VF Corp.	17,700	1,262,718
		3,206,901
Auto Parts & Equipment (2.46%)
Autoliv, Inc.(b)	8,600	603,978
Magna International, Inc.	23,800	1,081,710
		1,685,688
Biotechnology (1.22%)
AbbVie, Inc.	9,100	838,929

Cable & Satellite (2.07%)
Comcast Corp., Class A	41,700	1,419,885

Coal & Consumable Fuels (0.87%)
Alliance Resource Partners LP	34,400	596,496

Communications Equipment (1.06%)
Motorola Solutions, Inc.	6,300	724,752

Construction Machinery & Heavy Trucks (1.89%)
Cummins, Inc.	9,700	1,296,308

Diversified Banks (6.68%)
Bank of America Corp.	65,500	1,613,920
JPMorgan Chase & Co.	18,000	1,757,160
US Bancorp	26,300	1,201,910
		4,572,990
Diversified Chemicals (3.69%)
DowDuPont, Inc.	12,900	689,892
Eastman Chemical Co.	14,100	1,030,851

	Shares or Principal Amount	Value
Diversified Chemicals (continued)
Huntsman Corp.	41,400	$798,606
		2,519,349
Electric Utilities (1.26%)
Avangrid, Inc.	17,200	861,548

Homebuilding (4.77%)
DR Horton, Inc.	20,700	717,462
MDC Holdings, Inc.	48,100	1,352,091
PulteGroup, Inc.	46,100	1,198,139
		3,267,692
Hotels, Resorts & Cruise Lines (1.78%)
Royal Caribbean Cruises, Ltd.	12,500	1,222,375

Industrial Machinery (1.29%)
Stanley Black & Decker, Inc.	7,400	886,076

Integrated Oil & Gas (4.00%)
Chevron Corp.	11,300	1,229,327
TOTAL SA, Sponsored ADR	28,900	1,508,002
		2,737,329
Integrated Telecommunication Services (2.33%)
AT&T, Inc.	55,800	1,592,532

Investment Banking & Brokerage (2.11%)
Morgan Stanley	36,400	1,443,260

IT Consulting & Other Services (2.24%)
International Business Machines Corp.	7,500	852,525
Leidos Holdings, Inc.	13,000	685,360
		1,537,885
Life & Health Insurance (4.69%)
CNO Financial Group, Inc.	65,100	968,688
Principal Financial Group, Inc.	25,600	1,130,752
Prudential Financial, Inc.	13,700	1,117,235
		3,216,675
Multi-Utilities (3.82%)
CenterPoint Energy, Inc.	47,200	1,332,456
DTE Energy Co.	11,600	1,279,480
		2,611,936
Oil & Gas Exploration & Production (2.83%)
Cimarex Energy Co.	14,100	869,265
Diamondback Energy, Inc.	11,500	1,066,050
		1,935,315
Oil & Gas Refining & Marketing (3.02%)
Marathon Petroleum Corp.	19,800	1,168,398
Phillips 66	10,400	895,960
		2,064,358
Paper Packaging (4.62%)
Avery Dennison Corp.	7,000	628,810
International Paper Co.	31,700	1,279,412
Packaging Corp. of America	15,000	1,251,900
		3,160,122
	Shares or Principal Amount	Value
Pharmaceuticals (1.02%)
Bristol-Myers Squibb Co.	13,500	$701,730

Railroads (3.49%)
CSX Corp.	18,900	1,174,257
Union Pacific Corp.	8,800	1,216,424
		2,390,681
Regional Banks (5.14%)
Fifth Third Bancorp	58,400	1,374,152
KeyCorp	61,900	914,882
Webster Financial Corp.	24,900	1,227,321
		3,516,355
Restaurants (1.32%)
Dine Brands Global, Inc.(b)	13,400	902,356

Semiconductor Equipment (0.99%)
Applied Materials, Inc.	20,800	680,992

Semiconductors (4.30%)
Broadcom, Inc.	5,851	1,487,792
Intel Corp.	31,100	1,459,523
		2,947,315
Soft Drinks (1.00%)
Coca-Cola Co.	14,500	686,575

Technology Distributors (1.00%)
Avnet, Inc.	18,900	682,290

Tobacco (3.75%)
Altria Group, Inc.	29,700	1,466,883
Philip Morris International, Inc.	16,500	1,101,540
		2,568,423
Trucking (1.22%)
Ryder System, Inc.	17,400	837,810

Total Common Stocks
(Cost $67,072,103)		60,635,178

Preferred Stocks (1.87%)
Financial Services (0.14%)
Cabco Series 2004-101 Trust Goldman Sachs Capital I, Series GS
3M US L + 0.85%, 02/15/34(c)	4,815	95,289

Property & Casualty Insurance (1.73%)
Argo Group US, Inc.
6.50%, 09/15/42	47,594	1,186,994

Total Preferred Stocks
(Cost $1,305,814)		1,282,283

	Shares or Principal Amount	Value

Convertible Preferred Stocks (1.19%)
Office REITs (1.19%)
Equity Commonwealth, Series D 6.50%(d)	32,273	$814,893

Total Convertible Preferred Stocks
(Cost $837,269)		814,893

Closed-End Mutual Funds (0.79%)
BlackRock Income Trust, Inc.	65,546	369,680
Duff & Phelps Utility and Corporate Bond Trust, Inc.	20,791	170,902

Total Closed-End Mutual Funds
(Cost $551,676)		540,582

Total Investments (99.11%)
(Cost $74,531,721)		$67,872,668

Other Assets Less Liabilities (0.89%)		609,032

Net Assets (100.00%)		$68,481,700

The accompanying notes are an integral part of the schedule of investments.

LIBOR Rates:
3M US L - 3 Month LIBOR as of December 31, 2018 was 2.80%

Investment Abbreviations:
ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2018, these securities had a total aggregate market value of $2,115,449.
(b)	All or a portion of the security was on loan as of December 31, 2018.
(c)	Floating or variable rate security. The reference rate is described above. The rate in effect as of December 31, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
Sector Composition (December 31, 2018) (Unaudited)
Financials	20.49%
Consumer Discretionary	17.25%
Energy	10.72%
Industrials	10.50%
Information Technology	9.95%
Materials	9.14%
Consumer Staples	5.62%
Utilities	5.26%
Communication Services	5.25%
Health Care	2.52%
Real Estate	1.33%
Telecommunication Services	0.29%
98.32%

Percentages are based upon corporate bonds, common stocks, preferred stocks and convertible preferred stocks as a percentage of net assets.

Industry Composition (December 31, 2018) (Unaudited)
Diversified Banks	6.68%
Regional Banks	5.14%
Homebuilding	4.77%
Life & Health Insurance	4.69%
Apparel, Accessories & Luxury Goods	4.68%
Semiconductors	4.66%
Paper Packaging	4.62%
Integrated Oil & Gas	4.00%
Multi-Utilities	3.82%
Tobacco	3.75%
Diversified Chemicals	3.69%
Railroads	3.49%
Oil & Gas Refining & Marketing	3.02%
Oil & Gas Exploration & Production	2.83%
Auto Parts & Equipment	2.46%
Integrated Telecommunication Services	2.33%
IT Consulting & Other Services	2.24%
Investment Banking & Brokerage	2.11%
Cable & Satellite	2.55%
Aerospace & Defense	1.93%
Construction Machinery & Heavy Trucks	1.89%
Hotels, Resorts & Cruise Lines	1.78%
Property & Casualty Insurance	1.73%
Restaurants	1.32%
Industrial Machinery	1.29%
Electric Utilities	1.26%
Trucking	1.22%
Biotechnology	1.22%
Office REITs	1.19%
Communications Equipment	1.06%
Pharmaceuticals	1.02%
Soft Drinks	1.00%
Technology Distributors	1.00%
Other Industries (each less than 1%)	7.88%
98.32%

Percentages are based upon corporate bonds, common stocks, preferred stocks and convertible preferred stocks as a percentage of net assets.

ICON Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.32%)
Application Software (2.82%)
Adobe, Inc.(a)	4,700	$1,063,328

Auto Parts & Equipment (2.67%)
Magna International, Inc.	22,200	1,008,990

Biotechnology (8.96%)
Alexion Pharmaceuticals, Inc.(a)	7,900	769,144
Celgene Corp.(a)	18,500	1,185,665
Vertex Pharmaceuticals, Inc.(a)	8,600	1,425,106
		3,379,915
Building Products (3.02%)
Masco Corp.	39,000	1,140,360

Construction Machinery & Heavy Trucks (3.33%)
Cummins, Inc.	9,400	1,256,216

Construction Materials (5.31%)
Eagle Materials, Inc.	7,700	469,931
Martin Marietta Materials, Inc.(b)	8,900	1,529,643
		1,999,574
Data Processing & Outsourced Services (4.37%)
Total System Services, Inc.	20,300	1,650,187

Diversified Banks (14.69%)
Bank of America Corp.	176,600	4,351,424
JPMorgan Chase & Co.	12,200	1,190,964
		5,542,388
Footwear (1.34%)
NIKE, Inc., Class B	6,800	504,152

General Merchandise Stores (4.82%)
Dollar General Corp.	7,700	832,216
Dollar Tree, Inc.(a)	10,900	984,488
		1,816,704
Health Care Equipment (1.92%)
Teleflex, Inc.	2,800	723,744

Health Care Services (1.42%)
DaVita, Inc.(a)	10,400	535,184

Home Improvement Retail (3.23%)
Home Depot, Inc.	7,100	1,219,922

Homebuilding (3.36%)
PulteGroup, Inc.	48,700	1,265,713

	Shares or Principal Amount	Value
Hotels, Resorts & Cruise Lines (2.98%)
Royal Caribbean Cruises, Ltd.	11,500	$1,124,585

Oil & Gas Exploration & Production (6.34%)
Cabot Oil & Gas Corp.	37,000	826,950
Diamondback Energy, Inc.	8,600	797,220
Parsley Energy, Inc., Class A(a)	48,100	768,638
		2,392,808
Oil & Gas Refining & Marketing (2.72%)
Marathon Petroleum Corp.	17,400	1,026,774

Pharmaceuticals (3.32%)
Jazz Pharmaceuticals PLC(a)	10,100	1,251,996

Regional Banks (11.32%)
KeyCorp	58,000	857,240
Signature Bank	16,600	1,706,646
SVB Financial Group(a)	9,000	1,709,280
		4,273,166
Semiconductors (11.02%)
NXP Semiconductors NV	12,900	945,312
Qorvo, Inc.(a)	20,300	1,232,819
Skyworks Solutions, Inc.	29,500	1,977,090
		4,155,221
Specialty Stores (1.36%)
Ulta Beauty, Inc.(a)	2,100	514,164

Total Common Stocks
(Cost $35,474,878)		37,845,091

Total Investments (100.32%)
(Cost $35,474,878)		$37,845,091

Liabilities Less Other Assets (-0.32%)		(119,691)

Net Assets (100.00%)		$37,725,400

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2018.

Sector Composition (December 31, 2018) (Unaudited)
Financials	26.01%
Consumer Discretionary	19.76%
Information Technology	18.21%
Health Care	15.62%
Energy	9.06%
Industrials	6.35%
Materials	5.31%
100.32%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2018) (Unaudited)
Diversified Banks	14.69%
Regional Banks	11.32%
Semiconductors	11.02%
Biotechnology	8.96%
Oil & Gas Exploration & Production	6.34%
Construction Materials	5.31%
General Merchandise Stores	4.82%
Data Processing & Outsourced Services	4.37%
Homebuilding	3.36%
Construction Machinery & Heavy Trucks	3.33%
Pharmaceuticals	3.32%
Home Improvement Retail	3.23%
Building Products	3.02%
Hotels, Resorts & Cruise Lines	2.98%
Application Software	2.82%
Oil & Gas Refining & Marketing	2.72%
Auto Parts & Equipment	2.67%
Health Care Equipment	1.92%
Health Care Services	1.42%
Specialty Stores	1.36%
Footwear	1.34%
100.32%

Percentages are based upon common stocks as a percentage of net assets.

ICON Long/Short Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.00%)
Air Freight & Logistics (3.60%)
FedEx Corp.	4,100	$661,453

Auto Parts & Equipment (1.85%)
Magna International, Inc.	7,500	340,875

Biotechnology (11.43%)
Alexion Pharmaceuticals, Inc.(a)	8,200	798,352
Celgene Corp.(a)	9,500	608,855
Vertex Pharmaceuticals, Inc.(a)	4,200	695,982
		2,103,189
Building Products (3.04%)
Masco Corp.	19,100	558,484

Construction Materials (4.46%)
Eagle Materials, Inc.	6,700	408,901
Martin Marietta Materials, Inc.(b)	2,400	412,488
		821,389
Data Processing & Outsourced Services (5.95%)
Mastercard, Inc., Class A	5,800	1,094,170

Diversified Banks (10.65%)
Bank of America Corp.	60,500	1,490,720
JPMorgan Chase & Co.	4,800	468,576
		1,959,296
General Merchandise Stores (8.03%)
Dollar General Corp.	6,400	691,712
Dollar Tree, Inc.(a)	8,700	785,784
		1,477,496
Health Care Equipment (2.95%)
Teleflex, Inc.	2,100	542,808

Health Care Facilities (2.22%)
Universal Health Services, Inc., Class B	3,500	407,960

Health Care Services (1.82%)
DaVita, Inc.(a)	6,500	334,490

Home Improvement Retail (0.93%)
Home Depot, Inc.	1,000	171,820

Hotels, Resorts & Cruise Lines (3.78%)
Royal Caribbean Cruises, Ltd.	7,100	694,309

Insurance Brokers (3.37%)
Arthur J Gallagher & Co.	8,400	619,080

	Shares or Principal Amount	Value
Oil & Gas Exploration & Production (5.73%)
Cabot Oil & Gas Corp.	19,700	$440,295
Diamondback Energy, Inc.	2,400	222,480
Parsley Energy, Inc., Class A(a)	24,500	391,510
		1,054,285
Oil & Gas Refining & Marketing (3.40%)
Marathon Petroleum Corp.	10,600	625,506

Pharmaceuticals (3.30%)
Jazz Pharmaceuticals PLC(a)	4,900	607,404

Railroads (7.30%)
CSX Corp.	12,700	789,051
Kansas City Southern	5,800	553,610
		1,342,661
Regional Banks (10.07%)
KeyCorp	11,200	165,536
Signature Bank	9,200	945,852
SVB Financial Group(a)	3,900	740,688
		1,852,076
Semiconductors (6.12%)
Qorvo, Inc.(a)	6,300	382,599
Skyworks Solutions, Inc.	11,100	743,922
		1,126,521
Total Common Stocks
(Cost $18,227,125)		18,395,272

Total Investments (100.00%)
(Cost $18,227,125)		$18,395,272

Liabilities Less Other Assets (0.00%)(c)		(593)

Net Assets (100.00%)		$18,394,679

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2018.
(c)	Less than 0.005%.

Sector Composition (December 31, 2018) (Unaudited)
Financials	24.09%
Health Care	21.72%
Consumer Discretionary	14.59%
Industrials	13.94%
Information Technology	12.07%
Energy	9.13%
Materials	4.46%
100.00%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2018) (Unaudited)
Biotechnology	11.43%
Diversified Banks	10.65%
Regional Banks	10.07%
General Merchandise Stores	8.03%
Railroads	7.30%
Semiconductors	6.12%
Data Processing & Outsourced Services	5.95%
Oil & Gas Exploration & Production	5.73%
Construction Materials	4.46%
Hotels, Resorts & Cruise Lines	3.78%
Air Freight & Logistics	3.60%
Oil & Gas Refining & Marketing	3.40%
Insurance Brokers	3.37%
Pharmaceuticals	3.30%
Building Products	3.04%
Health Care Equipment	2.95%
Health Care Facilities	2.22%
Auto Parts & Equipment	1.85%
Health Care Services	1.82%
Home Improvement Retail	0.93%
100.00%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.95%)
Air Freight & Logistics (3.32%)
Forward Air Corp.	9,200	$504,620

Building Products (10.93%)
Armstrong World Industries, Inc.	9,600	558,816
Continental Building Products, Inc.(a)	18,400	468,280
Patrick Industries, Inc.(a)	9,200	272,412
PGT Innovations, Inc.(a)	22,900	362,965
		1,662,473
Casinos & Gaming (3.03%)
Monarch Casino & Resort, Inc.(a)	12,100	461,494

Communications Equipment (1.80%)
Extreme Networks, Inc.(a)	44,900	273,890

Construction Machinery & Heavy Trucks (2.83%)
Terex Corp.	15,600	430,092

Electronic Manufacturing Services (2.97%)
Methode Electronics, Inc.	19,400	451,826

Health Care Services (3.39%)
LHC Group, Inc.(a)	5,500	516,340

Homebuilding (7.52%)
KB Home	26,500	506,150
LGI Homes, Inc.(a)(b)	14,100	637,602
		1,143,752
Homefurnishing Retail (3.23%)
Aaron's, Inc.	11,700	491,985

Industrial Machinery (2.54%)
Altra Industrial Motion Corp.	15,400	387,310

Leisure Products (3.94%)
Brunswick Corp.	12,900	599,205

Oil & Gas Exploration & Production (3.80%)
Matador Resources Co.(a)(b)	10,800	167,724
Ring Energy, Inc.(a)	24,400	123,952
SM Energy Co.	8,200	126,936
SRC Energy, Inc.(a)	34,189	160,688
		579,300
Oil & Gas Refining & Marketing (2.15%)
CVR Energy, Inc.	9,500	327,560

Pharmaceuticals (11.32%)
Amneal Pharmaceuticals, Inc.(a)(b)	37,700	510,081
	Shares or Principal Amount	Value
Pharmaceuticals (continued)
Corcept Therapeutics, Inc.(a)(b)	54,700	$730,792
Supernus Pharmaceuticals, Inc.(a)	14,500	481,690
		1,722,563
Property & Casualty Insurance (2.05%)
United Insurance Holdings Corp.	18,800	312,456

Regional Banks (4.73%)
First Midwest Bancorp, Inc.	28,127	557,196
Webster Financial Corp.	3,300	162,657
		719,853
Semiconductor Equipment (2.29%)
Teradyne, Inc.	11,109	348,601

Semiconductors (10.73%)
Diodes, Inc.(a)	18,813	606,907
Mellanox Technologies, Ltd.(a)	11,100	1,025,418
		1,632,325
Specialty Stores (4.71%)
Five Below, Inc.(a)	7,000	716,240

Technology Hardware, Storage & Peripherals (3.26%)
Super Micro Computer, Inc.(a)	36,000	496,800

Thrifts & Mortgage Finance (8.41%)
Axos Financial, Inc.(a)	22,600	569,068
Essent Group, Ltd.(a)	20,800	710,944
		1,280,012
Total Common Stocks
(Cost $17,376,092)		15,058,697

Exchange Traded Funds (1.05%)
Direxion Daily Small Cap Bull 3X Shares(b)	3,800	159,942

Total Exchange Traded Funds
(Cost $141,587)		159,942

	Shares or Principal Amount	Value
Collateral for Securities on Loan (4.14%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.39%	629,554	$629,554

Total Collateral for Securities on Loan
(Cost $629,554)		629,554

Total Investments (104.14%)
(Cost $18,147,233)		$15,848,193

Liabilities Less Other Assets (-4.14%)		(630,150)

Net Assets (100.00%)		$15,218,043

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2018.

Sector Composition (December 31, 2018) (Unaudited)
Consumer Discretionary	22.43%
Information Technology	21.05%
Industrials	19.62%
Financials	15.19%
Health Care	14.71%
Energy	5.95%
98.95%

Percentages are based upon common stocks as a percentage of net assets.
Industry Composition (December 31, 2018) (Unaudited)
Pharmaceuticals	11.32%
Building Products	10.93%
Semiconductors	10.73%
Thrifts & Mortgage Finance	8.41%
Homebuilding	7.52%
Regional Banks	4.73%
Specialty Stores	4.71%
Leisure Products	3.94%
Oil & Gas Exploration & Production	3.80%
Health Care Services	3.39%
Air Freight & Logistics	3.32%
Technology Hardware, Storage & Peripherals	3.26%
Homefurnishing Retail	3.23%
Casinos & Gaming	3.03%
Electronic Manufacturing Services	2.97%
Construction Machinery & Heavy Trucks	2.83%
Industrial Machinery	2.54%
Semiconductor Equipment	2.29%
Oil & Gas Refining & Marketing	2.15%
Property & Casualty Insurance	2.05%
Communications Equipment	1.80%
98.95%

Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (19.34%)
Communication Services (2.07%)
CSC Holdings LLC
10.13%, 01/15/23(a)	$100,000	$107,576
10.88%, 10/15/25(a)	200,000	224,584
Lee Enterprises, Inc.
9.50%, 03/15/22(a)	200,000	204,000
		536,160
Consumer Discretionary (3.37%)
Foot Locker, Inc.
8.50%, 01/15/22	200,000	216,000
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	400,000	408,000
William Lyon Homes, Inc.
7.00%, 08/15/22	250,000	247,500
		871,500
Consumer Staples (2.93%)
Central Garden & Pet Co.
6.13%, 11/15/23	260,000	259,350
Conagra Brands, Inc.
7.13%, 10/01/26	175,000	198,594
Darling Ingredients, Inc.
5.38%, 01/15/22	100,000	99,250
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	200,000	200,825
		758,019
Energy (2.33%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/22	314,000	320,280
6.38%, 05/01/24	100,000	103,250
Continental Resources, Inc.
5.00%, 09/15/22	180,000	178,714
		602,244
Financial (3.22%)
Catlin Insurance Co., Ltd.
3M US L + 2.975%, (a)(b)(c)	150,000	140,400
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
7.38%, 04/01/20(a)	150,000	149,625
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)	253,000	339,993
Willis North America, Inc.
7.00%, 09/29/19	200,000	204,592
		834,610
Health Care (0.76%)
Hill-Rom Holdings, Inc.
5.75%, 09/01/23(a)	100,000	100,000
	Shares or Principal Amount	Value
Health Care (continued)
Molina Healthcare, Inc.
5.38%, 11/15/22	$100,000	$96,500
		196,500
Industrials (0.68%)
USG Corp.
5.50%, 03/01/25(a)	175,000	176,313

Information Technology (1.52%)
Amkor Technology, Inc.
6.38%, 10/01/22	100,000	100,280
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	300,000	294,000
		394,280
Materials (1.03%)
Teck Resources, Ltd.
8.50%, 06/01/24(a)	250,000	267,812

Real Estate (0.55%)
Select Income REIT
4.50%, 02/01/25	150,000	141,339

Utilities (0.88%)
DPL, Inc.
6.75%, 10/01/19	124,000	125,240
Vistra Energy Corp.
7.63%, 11/01/24	98,000	103,390
		228,630
Total Corporate Bonds
(Cost $5,180,001)		5,007,407

Asset-Backed Securities (0.91%)
SMB Private Education Loan Trust
Series 2014-A, Class C
4.50%, 11/15/25(a)(d)	250,000	237,081
Total Asset-Backed Securities
(Cost $241,373)		237,081

Common Stocks (70.33%)
Application Software (5.04%)
Adobe, Inc.(e)	2,840	642,521
CDK Global, Inc.	7,569	362,404
LogMeIn, Inc.	3,690	300,993
		1,305,918
Automotive Retail (1.33%)
AutoZone, Inc.(e)	412	345,396

	Shares or Principal Amount	Value
Biotechnology (3.76%)
AbbVie, Inc.	4,561	$420,478
Celgene Corp.(e)	5,018	321,604
Ligand Pharmaceuticals, Inc.(e)(f)	1,713	232,454
		974,536
Building Products (1.45%)
Masco Corp.	12,846	375,617

Construction Materials (1.02%)
Eagle Materials, Inc.	4,318	263,527

Data Processing & Outsourced Services (5.05%)
Mastercard, Inc., Class A	3,729	703,476
Visa, Inc., Class A	4,567	602,570
		1,306,046
Diversified Banks (4.62%)
Bank of America Corp.	23,362	575,640
JPMorgan Chase & Co.	6,353	620,180
		1,195,820
Footwear (2.18%)
NIKE, Inc., Class B	7,600	563,464

Health Care Equipment (1.39%)
Teleflex, Inc.	1,388	358,770

Health Care Facilities (1.20%)
HCA Healthcare, Inc.	2,500	311,125

Health Care Services (1.65%)
Cigna Corp.	2,253	427,890

Home Improvement Retail (2.05%)
Lowe's Cos., Inc.	5,754	531,439

Homebuilding (3.06%)
DR Horton, Inc.	10,994	381,052
PulteGroup, Inc.	15,803	410,720
		791,772
Hotels, Resorts & Cruise Lines (1.68%)
Royal Caribbean Cruises, Ltd.	4,438	433,992

Interactive Home Entertainment (0.64%)
Electronic Arts, Inc.(e)	2,098	165,553

Interactive Media & Services (2.20%)
Alphabet, Inc., Class C(e)	254	263,045
Facebook, Inc., Class A(e)	2,323	304,522
		567,567
Internet & Direct Marketing Retail (1.95%)
eBay, Inc.(e)	18,000	505,260

	Shares or Principal Amount	Value
IT Consulting & Other Services (1.47%)
Cognizant Technology Solutions Corp., Class A	5,983	$379,801

Leisure Products (2.83%)
Brunswick Corp.	7,657	355,668
Polaris Industries, Inc.(f)	4,946	379,259
		734,927
Life & Health Insurance (0.79%)
Lincoln National Corp.	4,000	205,240

Life Sciences Tools & Services (5.42%)
PerkinElmer, Inc.	5,812	456,533
PRA Health Sciences, Inc.(e)	4,600	423,016
Thermo Fisher Scientific, Inc.	2,354	526,802
		1,406,351
Oil & Gas Exploration & Production (3.30%)
Cimarex Energy Co.	3,100	191,115
Diamondback Energy, Inc.(f)	3,023	280,232
Parsley Energy, Inc., Class A(e)	11,739	187,589
SRC Energy, Inc.(e)	42,030	197,541
		856,477
Oil & Gas Refining & Marketing (1.17%)
Marathon Petroleum Corp.	5,146	303,665

Paper Packaging (1.06%)
Graphic Packaging Holding Co.(f)	25,667	273,097

Pharmaceuticals (1.35%)
Jazz Pharmaceuticals PLC(e)	2,810	348,328

Railroads (3.04%)
Canadian Pacific Railway, Ltd.	2,000	355,240
Union Pacific Corp.	3,129	432,522
		787,762
Regional Banks (4.66%)
KeyCorp	21,031	310,838
Signature Bank	4,102	421,727
SVB Financial Group(e)	2,500	474,800
		1,207,365
Semiconductors (3.86%)
Monolithic Power Systems, Inc.	5,419	629,959
Skyworks Solutions, Inc.	5,515	369,615
		999,574
Trading Companies & Distributors (1.11%)
Air Lease Corp.	9,485	286,542

Total Common Stocks
(Cost $19,702,380)		18,212,821

	Shares or Principal Amount	Value
Preferred Stocks (1.61%)
Financial Services (0.24%)
Cabco Series 2004-101 Trust Goldman Sachs Capital I, Series GS
3M US L + 0.85%, 02/15/34(b)	3,198	$63,289

Life & Health Insurance (0.23%)
Prudential Financial, Inc.
5.75%, 12/15/52	2,500	59,350

Property & Casualty Insurance (1.14%)
Argo Group US, Inc.
6.50%, 09/15/42	11,816	294,691

Total Preferred Stocks
(Cost $425,171)		417,330

Convertible Preferred Stocks (0.71%)
Office REITs (0.71%)
Equity Commonwealth, Series D 6.50%(c)	7,277	183,744

Total Convertible Preferred Stocks
(Cost $188,348)		183,744

Closed-End Mutual Funds (6.27%)
Asia Pacific Fund, Inc.	25,020	285,228
BlackRock Enhanced Government Fund, Inc.	15,511	201,333
BlackRock Income Trust, Inc.	52,972	298,762
Duff & Phelps Utility and Corporate Bond Trust, Inc.	15,858	130,353
High Income Securities Fund	40,410	359,649
Nuveen Taxable Municipal Income Fund	17,943	347,376

Total Closed-End Mutual Funds
(Cost $1,694,077)		1,622,701

Total Investments (99.17%)
(Cost $27,431,350)		$25,681,084

Other Assets Less Liabilities (0.83%)		214,809

Net Assets (100.00%)		$25,895,893

The accompanying notes are an integral part of the schedule of investments.

LIBOR Rates:
3M US L - 3 Month LIBOR as of December 31, 2018 was 2.81%
Investment Abbreviations:
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2018, these securities had a total aggregate market value of $2,850,209.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of December 31, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at December 31, 2018 was $237,081, which represent 0.92% of the Fund's net assets.
(e)	Non-income producing security.
(f)	All or a portion of the security was on loan as of December 31, 2018.

Sector Composition (December 31, 2018) (Unaudited)
Consumer Discretionary	18.45%
Information Technology	16.94%
Health Care	15.53%
Financials	14.90%
Energy	6.80%
Industrials	6.28%
Communication Services	4.91%
Materials	3.11%
Consumer Staples	2.93%
Real Estate	1.26%
Utilities	0.88%
91.99%

Percentages are based upon corporate bonds, common stocks, preferred stocks and convertible preferred stocks as a percentage of net assets.

Industry Composition (December 31, 2018) (Unaudited)
Life Sciences Tools & Services	5.42%
Data Processing & Outsourced Services	5.05%
Application Software	5.04%
Semiconductors	4.99%
Regional Banks	4.66%
Diversified Banks	4.62%
Oil & Gas Exploration & Production	3.99%
Property & Casualty Insurance	3.78%
Biotechnology	3.76%
Homebuilding	3.06%
Railroads	3.04%
Leisure Products	2.83%
Interactive Media & Services	2.19%
Footwear	2.18%
Building Products	2.13%
Home Improvement Retail	2.05%
Internet & Direct Marketing Retail	1.95%
Health Care Equipment	1.78%
Hotels, Resorts & Cruise Lines	1.68%
Health Care Services	1.65%
Pipeline	1.64%
Retail – Consumer Discretionary	1.58%
IT Consulting & Other Services	1.47%
Pharmaceuticals	1.35%
Automotive Retail	1.33%
Cable & Satellite	1.28%
Office REITs	1.26%
Health Care Facilities	1.20%
Oil & Gas Refining & Marketing	1.17%
Trading Companies & Distributors	1.11%
Paper Packaging	1.06%
Diversified Metals & Mining	1.03%
Life & Health Insurance	1.02%
Construction Materials	1.02%
Household Products	1.00%
Other Industries (each less than 1%)	7.62%
91.99%

Percentages are based upon corporate bonds, common stocks, preferred stocks and convertible preferred stocks as a percentage of net assets.
Credit Diversification (December 31, 2018)(Unaudited)
Baa3	4.27%
Ba2	3.78%
B2	3.03%
Ba1	2.12%
B1	1.97%
A3	1.31%
Ba3	1.17%
NR*	0.91%
Baa2	0.78%
A-	0.54%
B3	0.37%
Total:	20.25%

Percentages are based upon corporate bond, asset-backed securities and U.S. Treasury obligations investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc where available, otherwise on Standard & Poor’s Financial Services LLC.

* NR - Not Rated

1. Organization

The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company and is authorized to issue an unlimited number of no par shares. The Trust consists of 17 series Funds (individually a “Fund” and collectively, the “Funds”) as follows: ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Natural Resources Fund (“Natural Resources Fund”), ICON Utilities Fund (“Utilities Fund”), ICON Emerging Markets Fund (“Emerging Markets Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Flexible Bond Fund (“Flexible Bond Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Opportunities Fund (“Opportunities Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”).

Each Fund, with the exception of the Consumer Discretionary Fund, Consumer Staples Fund, Emerging Markets Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund, Utilities Fund and Opportunities Fund offer three classes of shares: Class S, Class C, and Class A. The Consumer Discretionary Fund, Consumer Staples Fund, Emerging Markets Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund and Utilities Fund offer two classes of shares: Class S and Class A. The Opportunities Fund is a single-class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs, and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.

The Funds, like all investments in securities, may have elements of risk, including the risk of loss of principal. For a complete explanation of the risks, please carefully study the prospectuses. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Securities of small companies generally involve greater risks than investments in larger companies. Small company securities tend to be more volatile and less liquid than equity securities of larger companies. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases.

Additionally, the Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund may invest in medium- and lower-quality debt securities. High-yield bonds, also known as “junk bonds” are speculative investments and involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Junk bonds may also be less liquid (more difficult to sell) than equities and higher credit bonds. Reduced liquidity may adversely affect the market price of, and ability of a Fund to value and sell particular securities at certain times, thereby making it difficult to make specific valuation determinations.

The Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund may invest in mortgage-related securities, which are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations. The Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund also may invest in debt securities that are secured with collateral consisting of mortgage related securities (a Collateralized Mortgage Obligation or “CMO”), and in other types of mortgage-related or asset-backed securities. CMOs are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are typically structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. The ICON Fund and Long/Short Fund also may invest in such securities for temporary defensive purposes.

The Long/Short Fund may engage in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases.

The Risk-Managed Balanced Fund invests in options; selling/writing options involves certain risks, such as limiting gains and lack of liquidity of the underlying securities, and are not suitable for all investors.

Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. Securities of emerging or developing market companies may be less liquid and more volatile than securities in countries with more mature markets.

The Funds may invest in small- and mid-cap securities. The risks associated with small- and mid-cap investing, include limited product lines, less liquidity and small market share.

Certain Funds may have significant weightings in certain sectors, industries or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector, industry or country. As of December 31, 2018, the Energy Fund has a significant weighting in the Integrated Oil & Gas industry and the Oil & Gas Exploration & Production industry, the Financial Fund has a significant weighting in the Diversified Banks industry, the Healthcare Fund has a significant weighting in the Pharmaceuticals industry and Managed Health Care industry, the Industrials Fund has a significant weighting in the Railroads industry, the Natural Resources Fund has significant weighting in the Integrated Oil & Gas industry and the Oil & Gas Exploration & Production industry, the Utilities Fund has a significant weighting in the Electric Utilities industry and the Multi-Utilities industry, the Emerging Markets Fund has a significant weighting in the Diversified Banks industry and Energy sector and Financials sector, the International Fund has a significant weighting in the Financials sector and Energy sector, the ICON Fund has a significant weighting in the Financials sector.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Valuation Committee pursuant to procedures approved by the Funds’ Board of Trustees (the “Board”).

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Mortgage-related and asset-backed securities are typically issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds’ Valuation Committee determines that use of another valuation methodology is appropriate. The purpose of daily fair valuation is to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its NAV. The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical securities.
Level 2	—	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).
Level 3	—	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments based on the inputs used to determine their values on December 31, 2018:

ICON Consumer Discretionary Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$18,223,747	$—	$—	$18,223,747
Total	$18,223,747	$—	$—	$18,223,747

ICON Consumer Staples Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$7,162,963	$—	$—	$7,162,963
Total	$7,162,963	$—	$—	$7,162,963

ICON Energy Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$118,598,890	$—	$—	$118,598,890
Purchased Call Options	8,739	—	—	8,739
Total	$118,607,629	$—	$—	$118,607,629

ICON Financial Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$32,007,656	$—	$—	$32,007,656
Collateral for Securities on Loan	—	334,650	—	334,650
Total	$32,007,656	$334,650	$—	$32,342,306

ICON Healthcare Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$69,997,483	$—	$—	$69,997,483
Total	$69,997,483	$—	$—	$69,997,483

ICON Industrials Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$10,646,591	$—	$—	$10,646,591
Total	$10,646,591	$—	$—	$10,646,591

ICON Information Technology Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$48,426,961	$—	$—	$48,426,961
Total	$48,426,961	$—	$—	$48,426,961

ICON Natural Resources Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Integrated Oil & Gas	$13,541,120	$9,611,258	$—	$23,152,378
Oil & Gas Exploration & Production	11,446,640	3,043,678	—	14,490,318
Oil & Gas Refining & Marketing	2,678,471	6,514,339	—	9,192,810
Paper Packaging	2,018,000	999,154	—	3,017,154
Paper Products	—	4,444,365	—	4,444,365
Other	4,782,450	—	—	4,782,450
Total	$34,466,681	$24,612,794	$—	$59,079,475

ICON Utilities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$39,183,760	$—	$—	$39,183,760
Total	$39,183,760	$—	$—	$39,183,760

ICON Emerging Markets Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Commodity Chemicals	$932,260	$858,718	$—	$1,790,978
Diversified Banks	1,920,549	10,112,850	—	12,033,399
Integrated Oil & Gas	1,426,800	5,537,507	—	6,964,307
Interactive Media & Services	332,500	1,264,335	—	1,596,835
Oil & Gas Exploration & Production	2,227,715	1,566,508	—	3,794,223
Oil & Gas Refining & Marketing	677,395	3,172,855	—	3,850,250
Regional Banks	1,028,477	946,055	—	1,974,532
Wireless Telecommunication Services	220,138	377,387	—	597,525
Other	1,212,216	11,322,571	—	12,534,787
Preferred Stocks	2,422,512	—	—	2,422,512
Closed-End Mutual Funds	467,400	—	—	467,400
Total	$12,867,962	$35,158,786	$—	$48,026,748

ICON International Equity Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Commodity Chemicals	$440,929	$573,904	$—	$1,014,833
Diversified Banks	1,185,934	4,747,012	—	5,932,946
Integrated Oil & Gas	477,978	3,786,316	—	4,264,294
Interactive Media & Services	76,000	216,434	—	292,434
Oil & Gas Exploration & Production	1,484,502	442,073	—	1,926,575
Oil & Gas Refining & Marketing	278,084	1,531,499	—	1,809,583
Regional Banks	303,304	283,071	—	586,375
Other	2,162,739	12,935,386	—	15,098,125
Preferred Stocks	789,599	—	—	789,599
Collateral for Securities on Loan	—	404,044	—	404,044
Total	$7,199,069	$24,919,739	$—	$32,118,808

ICON Equity Income Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$4,599,732	$—	$4,599,732
Common Stocks	60,635,178	—	—	60,635,178
Preferred Stocks	1,282,283	—	—	1,282,283
Convertible Preferred Stocks	814,893	—	—	814,893
Closed-End Mutual Funds	540,582	—	—	540,582
Total	$63,272,936	$4,599,732	$—	$67,872,668

ICON Flexible Bond Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$66,850,461	$—	$66,850,461
Asset-Backed Securities	—	3,319,138	—	3,319,138
U.S. Treasury Obligations	—	2,999,250	—	2,999,250
Preferred Stocks	15,969,390	—	—	15,969,390
Convertible Preferred Stocks	3,876,158	—	—	3,876,158
Closed-End Mutual Funds	10,524,437	—	—	10,524,437
Collateral for Securities on Loan	—	5,083,163	—	5,083,163
Total	$30,369,985	$78,252,012	$—	$108,621,997

ICON Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$37,845,091	$—	$—	$37,845,091
Total	$37,845,091	$—	$—	$37,845,091

ICON Long/Short Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$18,395,272	$—	$—	$18,395,272
Total	$18,395,272	$—	$—	$18,395,272

ICON Opportunities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$15,058,697	$—	$—	$15,058,697
Exchange Traded Funds	159,942	—	—	159,942
Collateral for Securities on Loan	—	629,554	—	629,554
Total	$15,218,639	$629,554	$—	$15,848,193

ICON Risk-Managed Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$5,007,407	$—	$5,007,407
Asset-Backed Securities	—	237,081	—	237,081
Common Stocks	18,212,821	—	—	18,212,821
Preferred Stocks	417,330	—	—	417,330
Convertible Preferred Stocks	183,744	—	—	183,744
Closed-End Mutual Funds	1,622,701	—	—	1,622,701
Total	$20,436,596	$5,244,488	$—	$25,681,084

* Please refer to the Schedule of Investments and the Sector/Industry Classification, Country Composition and Credit Diversification tables for additional security details.

There were no Level 3 securities held in any of the Funds at December 31, 2018.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at NAV. NAV per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading. The NAV is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. At December 31, 2018 and for the period then ended, no Funds had outstanding forward foreign currency contracts.

Options Transactions

The Funds’ use of derivatives for the period ended December 31, 2018 was limited to purchased options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds may utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the fair value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limiting gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the fair value of the index. Written and purchased options are non-income producing securities.

For the period ended December 31, 2018, the Energy Fund, Equity Income Fund and the Risk-Managed Balanced Fund engaged in purchased put option transactions. The Energy Fund also engaged in purchased call option transactions. All open option contracts are included on each Fund’s Schedule of Investments.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion. Each of the other Funds may engage in short sales on securities the Fund owns or has the right to obtain.

Short sales involve market risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Funds’ custodian. The collateral required is determined daily by reference to the fair value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use, if any, are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. For the period ended December 31, 2018, the Long/Short Fund did not engage in short selling.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Collateral is received in exchange for securities on loan in the amount of at least 102% of the value of the U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by assets that generally exceed the value of the securities on loan. Collateral may consist of cash or securities issued or guaranteed by the United States government or its agencies or instrumentalities. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest cash collateral received from lending in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedules of Investments. The Funds bear the risk of loss with respect to the investment of cash collateral. The State Street Navigator Securities Lending Government Money Market Portfolio is a Government Money Market Portfolio designed to provide continuous daily liquidity. Non-Cash collateral received consists of securities issued or guaranteed by the United States government or its agencies or instrumentalities with remaining maturities ranging from overnight to 30 years. Non-cash collateral is not disclosed on the Funds’ Schedules of Investments as the Funds do not have the ability to re-hypothecate these securities.

Security loans consist of equity securities and generally do not have a stated maturity date. The Funds may recall a loaned security at any time.

For the period ended December 31, 2018, the following Funds had securities with the following values on loan:

	Market Value of Securities on Loan	Market Value of Cash Collateral Received	Market Value of Non-Cash Collateral Received	Total Collateral Received	Net Collateral Due To/(From) Counterparty
ICON Consumer Discretionary Fund	$55,980	$—	$57,000	$57,000	$1,020
ICON Consumer Staples Fund	370,644	—	377,400	377,400	6,756
ICON Energy Fund	10,389,496	—	10,806,502	10,806,502	417,006
ICON Financial Fund	641,820	334,650	321,555	656,205	14,385
ICON Healthcare Fund	2,533,668	—	2,633,099	2,633,099	99,430
ICON Industrials Fund	376,050	—	386,250	386,250	10,200
ICON Natural Resources Fund	1,110,688	—	1,131,347	1,131,347	20,659
ICON Utilities Fund	2,628,114	—	2,662,600	2,662,600	34,486
ICON International Equity Fund	696,428	404,044	328,698	732,742	36,314
ICON Equity Income Fund	1,458,887	—	1,494,882	1,494,882	35,995
ICON Flexible Bond Fund	5,601,751	5,083,163	643,200	5,726,363	124,612
ICON Fund	1,529,643	—	1,528,575	1,528,575	(1,068)
ICON Long/Short Fund	412,488	—	412,200	412,200	(288)
ICON Opportunities Fund	1,812,769	629,554	1,238,019	1,867,573	54,804
ICON Risk-Managed Balanced Fund	993,825	—	1,011,108	1,011,108	17,282

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Flexible Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund, Utilities Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on the effective yield.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class or number of shareholder accounts. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets or number of shareholder accounts. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Borrowings

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $50 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The interest rate as of December 31, 2018, was 3.75%. The Line of Credit agreement/arrangement expires on March 18, 2019.

As of December 31, 2018, the following Funds had outstanding borrowings:

Fund	Amount
ICON Emerging Markets Fund	$324,409
ICON Energy Fund	910,206
ICON Long/Short Fund	288,973
ICON Utilities Fund	580,520

4. Recent Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management has eliminated and modified disclosures and is currently evaluating the impact of the remaining ASU.

5. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Funds’ financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date February 26, 2019

By (Signature and Title)*	/s/ Brian D. Harding
Brian D. Harding, Principal Financial Officer and Treasurer
(Principal Financial Officer and Treasurer)

Date February 26, 2019

*	Print the name and title of each signing officer under his or her signature.